Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits-net of tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2015	$ 22,156,043	$ 12,528,780	$ (1,733,374)	$ 840,743	$ 2,583,374	$ 6,638,935	$ 415,493		$ 21,273,951	$ 882,092
Beginning balance, shares at Dec. 31, 2015		561,000,000
Transfer of earnings to legal reserve (Note 19.h)				120,200		(120,200)
Dividends paid	(2,139,092)					(2,139,092)			(2,139,092)
Capital distribution	(1,750,167)	$ (1,750,167)							(1,750,167)
Reserve for repurchase of shares					100,000	(100,000)
Comprehensive income:
Profit of the year	3,353,559					3,281,884			3,281,884	71,675
Other comprehensive income for the year	784,226						655,666	$ 10,773	666,439	117,787
Total comprehensive income for the year	4,137,785					3,281,884	655,666	10,773	3,948,323	189,462
Ending balance at Dec. 31, 2016	22,404,569	$ 10,778,613	(1,733,374)	960,943	2,683,374	7,561,527	1,071,159	10,773	21,333,015	1,071,554
Ending balance, shares at Dec. 31, 2016		561,000,000
Dividends declared non-controlling interest (Note 20)	(73,326)									(73,326)
Transfer of earnings to legal reserve (Note 19.h)				158,086		(158,086)
Capital distribution	(1,750,167)	$ (1,750,167)							(1,750,167)
Reserve for repurchase of shares					45,000	(45,000)
Comprehensive income:
Profit of the year	4,731,081					4,649,120			4,649,120	81,961
Other comprehensive income for the year	(229,096)						(194,859)	(2,602)	(197,461)	(31,635)
Total comprehensive income for the year	4,501,985					4,649,120	(194,859)	(2,602)	4,451,659	50,326
Ending balance at Dec. 31, 2017	$ 22,076,769	$ 9,028,446	(1,733,374)	1,119,029	2,728,374	9,001,269	876,300	8,171	21,028,215	1,048,554
Ending balance, shares at Dec. 31, 2017	561,000,000	561,000,000
Comprehensive income:
Dividends declared and paid	$ (3,006,292)					(3,006,292)			(3,006,292)
Dividends declared non-controlling interest (Note 20)	(83,764)									(83,764)
Transfer of earnings to legal reserve (Note 19.h)				226,680		(226,680)
Dividends paid	(4,004,886)					(4,004,886)			(4,004,886)
Capital distribution	(1,250,870)	$ (1,250,870)							(1,250,870)
Reserve for repurchase of shares					255,000	(255,000)
Profit of the year	5,138,631					5,037,368			5,037,368	101,263
Other comprehensive income for the year	(103,730)						(100,681)	(161)	(100,842)	(2,888)
Total comprehensive income for the year	5,034,901					5,037,368	(100,681)	(161)	4,936,526	98,375
Ending balance at Dec. 31, 2018	$ 21,772,150	$ 7,777,576	$ (1,733,374)	$ 1,345,709	$ 2,983,374	$ 9,552,071	$ 775,619	$ 8,010	$ 20,708,985	$ 1,063,165
Ending balance, shares at Dec. 31, 2018	561,000,000